Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member] | Allowance for Uncollectible Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 2,674		$ 2,674	$ 922	$ 849
Additions charged to costs and expenses			5,511	2,986	1,980
Uncollectible account write-offs less recoveries			986	1,234	1,907
Balance at end of period		$ 7,199	7,199	2,674	922
Cleco Power [Member] | Unrestricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2,801		2,801	3,322	1,236
Additions			71	0	4,133
Deductions			265	521	2,047
Balance at end of period		2,607	2,607	2,801	3,322
Cleco Power [Member] | Restricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	16,177		16,177	14,916	17,646
Additions			1,208	1,261	1,414
Deductions			0	0	4,144
Balance at end of period		17,385	17,385	16,177	14,916
Successor [Member] | Allowance for Uncollectible Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		3,336
Additions charged to costs and expenses		4,348
Uncollectible account write-offs less recoveries		485
Balance at end of period	3,336	7,199	7,199
Successor [Member] | Unrestricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		2,536
Additions		71
Deductions		0
Balance at end of period	2,536	2,607	2,607
Successor [Member] | Restricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		16,515
Additions		870
Deductions		0
Balance at end of period	16,515	17,385	17,385
Predecessor [Member] | Allowance for Uncollectible Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2,674	3,336	2,674	922	849
Additions charged to costs and expenses	1,163			2,986	1,980
Uncollectible account write-offs less recoveries	501			1,234	1,907
Balance at end of period	3,336			2,674	922
Predecessor [Member] | Unrestricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2,801	2,536	2,801	3,322	1,236
Additions	0			0	4,133
Deductions	265			521	2,047
Balance at end of period	2,536			2,801	3,322
Predecessor [Member] | Restricted Storm Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	16,177	$ 16,515	$ 16,177	14,916	17,646
Additions	338			1,261	1,414
Deductions	0			0	4,144
Balance at end of period	$ 16,515			$ 16,177	$ 14,916